EARNINGS PER SHARE - Weighted Average Number of Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Basic (in shares)	58,798,488	58,815,526	59,072,119
Effect of stock options (in shares)	190,646	268,649	371,933
Effect of PSUs (in shares)	0	0	143,717
Diluted (in shares)	58,989,134	59,084,175	59,587,769